Loans from banks and other financial institutions	12 Months Ended
Dec. 31, 2023
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Abstract]
Loans from banks and other financial institutions
Note 12 - Loans from banks and other financial institutions

	Current liabilities		Non-current liabilities		Total
	As of December 31		As of December 31		As of December 31
	2023	2022	2023	2022	2023	2022
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Credit from banks (1)	-	565	-	-	-	565
Loans from banks and other financial institutions for project financing (2)	324,666	165,062	1,586,692	1,376,260	1,911,358	1,541,322
Loans from banks for corporate financing (3)	-	-	116,233	42,797	116,233	42,797

Total credit	324,666	165,627	1,702,925	1,419,057	2,027,591	1,584,684

(1)	Withdrawals from a value added tax facility during the construction period in accordance with the financing agreements of the various projects.

(2)	Loans from banks and other financial institutions for project financing

Project name	Mivtachim and Talmei Bilu	Halutziot	Kramim and Idan	Medium rooftops
Lender	Bank Leumi Le-Israel Ltd. and entities of Menorah Group and Amitim Pension Fund	Bank Leumi Le-Israel Ltd. and entities of Menorah Group and Amitim Pension Fund	Bank Leumi Le-Israel Ltd. and entities of Menorah Group and Amitim Pension Fund	Institutional entities of Clal Insurance Group
Amount of loan / credit facility	USD 98 million (NIS 356 million)	USD 152 million (NIS 552 million)	USD 30 million (NIS 107 million)	USD 4 million (NIS 15 million)
Date financing provided	December 2020	December 2020	December 2020	January 2019
Balance of the loan as of December 31, 2023	USD 83 million (NIS 300.3 million)	USD 152 million (NIS 552 million)	USD 26 million (NIS 93.6 million)	USD 3 million (NIS 12 million)
Balance of the loan as of December 31, 2022	USD 91 million (NIS 320.2 million)	USD 164 million (NIS 576.8 million)	USD 28 million (NIS 99.1 million)	USD 4 million (NIS 12.6 million)
Amortization schedule	Spitzer amortization table comprised of quarterly payments	Spitzer amortization table comprised of quarterly payments	Spitzer amortization table comprised of quarterly payments	Spitzer amortization table comprised of quarterly payments
Debt period	Throughout the entire period until the expiration date of the permanent electricity production license, approximately 13 years.	Throughout the entire period until the expiration date of the permanent electricity production license, approximately 15 years.	Throughout the entire period until the expiration date of the permanent electricity production license, approximately 13 years.	Approximately 15 years
Stated annual interest rate	Interest of approximately 0.77%, index-linked	Interest of approximately 0.88%, index-linked	Interest of approximately 0.8%, index-linked	Interest of approximately 2.2%, index-linked
Financial covenants:
Debt service reserve	-	-	-	USD 0.22 million (NIS 0.8 million)
ADSCR default	1.05	1.05	1.05	1.07
LLCR default	1.05	1.05	1.05	1.12
Fulfillment of financial covenants	As of the balance sheet date, the companies fulfilled the foregoing financial covenants	As of the balance sheet date, the partnership fulfilled the foregoing financial covenants	As of the balance sheet date, the partnerships fulfilled the foregoing financial covenants	As of the balance sheet date, the partnerships fulfilled the foregoing financial covenants
Collateral
Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, and cross-support between the project corporations Mivtachim, Talmei Bilu, Halutziot, Kramim and Idan, in respect of the debt service.

Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, and cross-support between the project corporations Mivtachim, Talmei Bilu, Halutziot, Kramim and Idan, in respect of the debt service.

Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, and cross-support between the project corporations Mivtachim, Talmei Bilu, Halutziot, Kramim and Idan, in respect of the debt service.

Charge on the partnership’s interests in the projects, on the project partnership’s assets, right to proceeds from the sale of electricity, the project partnership’s land rights, insurance, agreements vis-à-vis contractors and collateral from contractors thereunder, the rights of the partnership’s partners to receive profits, etc. Backing between the Company’s concatenated interests in the project partnerships of each group of projects.

Project name	Sunlight 1	Emek HaBacha	Sunlight 2 and Dekel.
Lender	Institutional entities of Clal Insurance Group	Bank Hapoalim Ltd. in collaboration with Phoenix and Harel groups	Institutional entities of Clal Insurance Group
Amount of loan / credit facility	USD 44 million (NIS 160 million)	USD 159 million (NIS 576 million) Index linked loan	USD 19 million (NIS 70 million)
Date financing provided	March 2018	November 2018	December 2019
Balance of the loan as of December 31, 2023	USD 22 million (NIS 76 million)	USD 161 million (NIS 584.5 million)	USD 13 million (NIS 48.8 million)
Balance of the loan as of December 31, 2022	USD 42 million (NIS 146.5 million)	USD 168 million (NIS 589.7 million)	USD 14 million (NIS 49.3 million)
Amortization schedule	Spitzer amortization table, quarterly repayments.	Spitzer amortization table, quarterly repayments.	Spitzer amortization table, quarterly repayments
Debt period	Construction period and another approximately 22 years	Construction period and another approximately 18 years.	Construction period and another approximately 22 years
Stated annual interest rate	interest within the range of 2.6%-3%, CPI-linked	The construction period - base interest (*) plus a margin of 3.3%, CPI-linked The operation period - base interest (*) plus a margin of 2.65%, CPI-linked	Base interest (*) plus a margin of 2.15%, CPI-linked
Financial covenants:
Debt service reserve	USD 2 million (NIS 6 million)	-	USD 1 million (NIS 2 million)
ADSCR default	1.07	1.05	1.07
LLCR default	1.12	1.05	1.12
Fulfillment of financial covenants	As of the balance sheet date, the partnerships fulfilled the foregoing financial covenants	As of the balance sheet date, fulfillment of the foregoing financial covenants is not required
As of the balance sheet date, the partnerships fulfilled the foregoing financial covenants except in the case of one project, in connection with which the Company has received a waiver letter from the applicable bank stating that the lender waives, inter alia, its right to demand immediate repayment.

Collateral
Charge on the partnership’s interests in the projects, charge on the project partnership’s assets, right to proceeds from the sale of electricity, the project partnership’s land rights, insurance, agreements vis-à-vis contractors and collateral from contractors thereunder, the rights of the partnership’s partners to receive profits, etc. Backing between the Company’s concatenated interests in the project partnerships of each group of projects.
Charge on the tariff and conditional license, charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, etc.
Charge on the partnership’s interests in the projects, charge on the project partnership’s assets, right to proceeds from the sale of electricity, the project partnership’s land rights, insurance, agreements vis-à-vis contractors and collateral from contractors thereunder, the rights of the partnership’s partners to receive profits, etc. Backing between the Company’s concatenated interests in the project partnerships of each group of projects.

(*) Base interest rate - The interest rate of CPI-linked government debentures with the same average lifetime, determined on the withdrawal date.

Project name	Tullynamoyle	Lukovac	EWK	Storage 1+2, through Enlight Finance L.P.
Lender	Bank of Ireland	ERSTE and PBZ, of INTESA Group	ERSTE, EBRD and Novi Sad	Bank Hapoalim B.M.
Amount of loan / credit facility	USD 15.82 million (EUR 14.3 million)	USD 54 million (EUR 48.8 million)	USD 153.7 million (EUR 139 million)	USD 224 million (NIS 812 million)
Date financing provided	August 2020	December 2020	December 2017	December 2023
Balance of the loan as of December 31, 2023	USD 12.16 million (EUR 11 million)	USD 41 million (EUR 37 million)	USD 93 million (EUR 84 million)	USD 141 million (NIS 513.1 million)
Balance of the loan as of December 31, 2022	USD 12.65 million (EUR 11.86 million)	USD 43.9 million (EUR 41 million)	USD 99.9 million (EUR 93.6 million)	-
Amortization schedule	The loan will be repaid in 50 quarterly payments	The loan will be repaid in 46 quarterly payments	The loan will be repaid in 23 semi-annual payments	The loan will be repaid in 12 semi-annual payments ending with a final repayment of the remaining loan balance.
Debt period	12.5 years	11.5 years	Construction period and another 11.5 years	20-year amortization period and a 6-year mini-perm term
Stated annual interest rate	90% of the loan bears interest at a rate of 3.47% and 10% of the loan bears interest of 3M Euribor plus a margin of 2%	81% of the loan bears interest at a rate of 3.5% and 19% of the loan bears interest of 3M Euribor plus a margin in the range of 3-3.5%	EUR 83 million of the loan bears interest at a rate of 2.3%, EUR 40 million of the loan bears interest at a rate of 3.95%, And EUR 16 million of the loan bears interest in the range of 4.65%-4.83%.	Interest at a rate of 2.6% above Israeli nominal government bond yields
Financial covenants:
Debt service reserve	-	USD 3.1 million (EUR 2.8 million)	USD 8.5 million (EUR 7.7 million)	-
ADSCR default	1.05	1.10	1.10	1.05
Fulfillment of financial covenants	Non-fulfillment, receipt of a waiver letter from the bank stating that the lender waives, inter alia, its right to demand immediate repayment.	As of the balance sheet date, the Company fulfilled the foregoing financial covenants	As of the balance sheet date, the Company fulfilled the foregoing financial covenants	-
Collateral
The project company pledged in favor of the bank all of the equipment in the project, its rights by virtue of power purchase agreements, its rights in the licenses, its rights in the insurance policy, and its other rights in the project. The Company’s entire stake in the project company was also pledged in favor of the bank.
		The project company will pledge in favor of the bank the project equipment, power purchase agreements, its rights in licenses, the insurance policy, and its other rights in the project.	The project company will pledge in favor of the bank the project company’s assets, cash flow rights, insurance policies, collateral from EPC contractors, etc.

Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, and cross-support between the projects in the cluster, in respect of the debt service.
Twelve months after the last COD, a debt sizing test will be carried out. If the debt sizing test does not meet the required ratio, the Company may be required to inject equity in order to reduce debt amount so it meets the debt sizing required ratio.

Project name	Attila	SOWI	Picasso	Halutziot 2+ Halutziot 1 upgrade
Lender	ERSTE	ERSTE, NLB group and EBRD	Hamburg Commercial Bank	Bank Leumi Le-Israel Ltd.
Amount of loan / credit facility	USD 40.6 million (HUF 14 billion)	USD 127.2 million (EUR 115 million)	USD 90.4 (EUR 81.7) million. The bank will also provide a credit facility for the required guarantees at a scope of up to USD 6.5 (EUR 5.8) million during the operating period	USD 49 million (NIS 177 million)
Date financing provided	January 2019	January 2020	January 2020	September 2022
Balance of the loan as of December 31, 2023	USD 34 million (HUF 11.76 billion)	USD 99 million (EUR 89.6 million)	USD 81 million (EUR 72.9 million)	USD 49 million (NIS 177 million)
Balance of the loan as of December 31, 2022	USD 33.7 million (HUF 12.66 billion)	USD 102.6 million (EUR 96.2 million)	USD 83 million (EUR 77.5 million)	-
Amortization schedule	Quarterly repayments, spitzer amortization table with lower repayments in the first two years	Semi-annual repayments, Spitzer amortization table	Quarterly repayments, spitzer amortization table	Spitzer amortization table comprised of quarterly payments
Debt period	Construction period and another 17 years	Construction period and another 11 years	Construction period and another 18 years	Construction period and another 22 years
Stated annual interest rate	30% of the loan bears interest at a rate of 4.05% And 70% of the loan bears interest at a rate of approximately 6.3%.	Approximately 50% of the loan bears interest at a rate of 1.9%, approximately 32% of the loan bears interest at a rate of approximately 4.1% and 18% of the loan bears Euribor plus a margin of 4%.	Interest at a rate of 1.58% during the construction period and until December 31, 2029, and interest at a rate of 2.33% until the end of the loan period.	base interest plus a margin of 1.25%-2.2% CPI-linked
Financial covenants:
Debt service reserve	USD 1.2 million (HUF 414 million)	USD 10.6 million (EUR 9.6 million)	-	-
ADSCR default	1.05	1.05	1.05	1.05
Fulfillment of financial covenants	As of the balance sheet date, the Company fulfilled the foregoing financial covenants	As of the balance sheet date, the Company fulfilled the foregoing financial covenants	As of the balance sheet date, the Company fulfilled the foregoing financial covenants	As of the balance sheet date, fulfillment of the foregoing financial covenants is not required
Collateral
Charge on the tariff and the electricity production license, charge on the project companies’ assets, cash flow rights, land rights, insurance. collateral from the project contractors, etc.) The financing of the portfolio of projects is applied and evaluated on a consolidated basis.
		Charge on the project company’s assets, cash flow rights, land rights, collateral from the project contractors, etc.	Charge on the project company’s assets, cash flow rights, land rights, collateral from the project contractors, etc.	Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project.
Project name	Ruach Beresheet	Gecama	Björnberget	Atrisco
Lender	Bank Hapoalim Ltd., and in collaboration with entities from Migdal and Amitim Group	Banco de Sabadell and Bankia	KFW IPEX-Bank and DekaBank, and the Swedish Export Credit Corporation (SEK).	Consortium of lenders led by HSBC Securities (USA) Inc.
Amount of loan / credit facility	USD 321.5 million (NIS 1.17 billion)	USD 185.8 million (EUR 168 million)	USD 229 million (EUR 207 million)	USD 303 million for construction period
Date financing provided	July 2020	June 2020	May 2021	December 2023
Balance of the loan as of December 31, 2023	USD 305.8 million (NIS 1.1 billion)	USD 164.4 million (EUR 148.6 million)	USD 218.8 million (EUR 197.8 million)	USD 212.2 million
Balance of the loan as of December 31, 2022	USD 280 million (NIS 986 million)	USD 167.3 million (EUR 156.9 million)	USD 137.3 million (EUR 128.7 million)	-
Amortization schedule	Quarterly repayments, spitzer amortization table	Semi-annual repayments, Spitzer amortization table	Semi-annual repayments, Spitzer amortization table	Construction Loan - semi annual payments based on predetermined amortization schedule.
Debt period	Construction period and another approximately 19 years	Construction period and another approximately 14 years	Construction period and another approximately 18 years	Construction period another approximately 23 years
Stated annual interest rate	construction period - base interest(*) plus a margin of 2.5%-3% Operating period - base interest(*) plus a margin of 2.2%-2.7%
Base interest of Euribor plus a margin of 2.5%-3%. The company hedged 90% of the total base interest liability during the entire debt period of 13 years, beginning from the project’s date of initial operation.

Base interest of Euribor plus a margin of 1.75%. The company hedged approximately 79% of the total base interest liability during the entire debt period of 18 years, beginning from the project’s date of initial operation.

Secured Overnight Financing Rate (“SOFR”) with a margin of 1.5% during construction period and SOFR plus 1.75% during term loan period.
Financial covenants:
Debt service reserve	-	-	-	-
ADSCR default	1.05	1.05	1.05	-
Fulfillment of financial covenants	As of the balance sheet date, fulfillment of the foregoing financial covenants is not required	As of the balance sheet date, fulfillment of the foregoing financial covenants is not required	As of the balance sheet date, fulfillment of the foregoing financial covenants is not required	-
Collateral	Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, etc.	Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, etc.	Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, etc.	Collateral on the SPV’s assets, cash flow rights, land rights, insurance, agreements, collateral from the project contractors, etc. Enlight Guarantee.

(*) Base interest rate - The interest rate of CPI-linked government debentures with the same average lifetime, determined on the withdrawal date.

(3)	Loans from banks for corporate financing

The receipt of credit facilities from Israeli banks in a cumulative scope of NIS 400 million

On July 6, 2021, the Company signed agreements with Bank Hapoalim Ltd. and Bank Leumi Le-Israel Ltd. (the “Lenders”), for the provision of credit facilities to the Company for an aggregate principal amount of NIS 250 million and NIS 150 million, respectively that can be executed by NIS or USD according to the Company decision. The credit facilities are intended to finance the Company’s business activities, including investments in the Company’s projects.

On December 22, 2022 the Company drew upon the credit facility from Bank Leumi Le-Israel Ltd. in USD currency in the amount of approximately USD 43 million.

On January 2023, the Company drew upon the second credit facility from Bank Hapoalim Ltd. in the amount of approximately USD 74 million

The interest rate is 2.0%-2.2% above the SOFR 3 month US Dollar interest rate that will be paid on a quarterly basis and the loan will be repaid in one payment after 60 months from the day of the withdrawn.

Main conditions and main undertakings:

A.	The Company undertook to submit routine and standard reports to the lenders;
B.	The lenders will be entitled to transfer their rights to entities which were defined in the agreements, such as major institutional entities, banks, etc.;
C.
The Company undertook to maintain a rating of Baa3.il, or a corresponding rating, from one of the local rating agencies (Maalot or Midroog), or from one of the international rating agencies (Moody’s and/or S&P);

D.
The Company undertook to maintain a current negative pledge and a negative pledge in favor of the lenders, in respect of proceeds which will be received by some of the Company’s subsidiaries, as defined in the agreements.

Major events constituting ground for demanding immediate repayment - the immediate repayment of the loans can be demanded in severe cases of breach which were defined, mostly including failure to pay on time; breach of representations or material undertakings; insolvency; acquisition of control of the Company by unauthorized entities, as defined in the agreements.

Main financial covenants:

A.	The Company’s total equity, as defined in the agreements, will not fall below, at any time, a total of NIS 1,000,000 thousand;
B.	The result obtained by dividing the net financial debt ratio by net cap, on a standalone basis (as defined in the agreement), will not exceed 70% during two consecutive quarters;
C.	The result obtained by dividing the net financial debt ratio by operating profit for debt service (EBITDA), on a consolidated basis, will not exceed 18 during two consecutive quarters;
D.
The equity to total balance sheet ratio, on a standalone basis in the Company’s separate financial information, as defined in the agreements, will not fall below 20% during two consecutive quarters; In case of a breach of the covenants, or a reduction of the rating (beyond a reduction of 2 notches below the Company’s current debt rating) will result in the activation of a mechanism for gradually increasing the interest rate, up to a cumulative limit of 1.25%, in respect of all of the breaches cumulatively.

As of December 31, 2023, the Company is in compliance with all of the financial covenants as stated above.